Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 01, 2019	Jul. 31, 2019	Jul. 31, 2018
Income tax recovery at statutory rate		$ (34,099)	$ (1,656)
Change in enacted tax rates		6,993	633
Change in valuation allowance		$ 27,106	$ 1,023
CEO [Member]
Common shares issued to consultant	200,000
Consulting fee	$ 7,500